Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivatives
Gain (loss) on derivative instruments designated as cash flow hedges

		Pretax Gain (Loss) Recognized in
	Pretax Gain (Loss)	Income on Effective Portion of		Ineffective Portion of Gain
	Recognized in Other	Derivative as a Result of		(Loss) on Derivative and
	Comprehensive	Reclassification from		Amount Excluded from
	Income on Effective	Accumulated Other		Effectiveness Testing
Year ended December 31, 2017	Portion of Derivative	Comprehensive Income		Recognized in Income
(Millions)	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$(305)	Cost of sales	$8	Cost of sales	$—
Interest rate swap contracts	(6)	Interest expense	(1)	Interest expense	—
Total	$(311)		$7		$—

Year ended December 31, 2016	Portion of Derivative	Comprehensive Income		Recognized in Income
(Millions)	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$58	Cost of sales	$110	Cost of sales	$—
Interest rate swap contracts	(1)	Interest expense	(1)	Interest expense	—
Total	$57		$109		$—

Year ended December 31, 2015	Portion of Derivative	Comprehensive Income		Recognized in Income
(Millions)	Amount	Location	Amount	Location	Amount
Foreign currency forward/option contracts	$212	Cost of sales	$178	Cost of sales	$—
Commodity price swap contracts	—	Cost of sales	(2)	Cost of sales	—
Interest rate swap contracts	—	Interest expense	(2)	Interest expense	—
Total	$212		$174		$—

Gain (loss) on derivative instruments designated as fair value hedges

	Gain (Loss) on Derivative		Gain (Loss) on Hedged Item
Year ended December 31, 2017	Recognized in Income		Recognized in Income
(Millions)	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(9)	Interest expense	$9
Total		$(9)		$9

Year ended December 31, 2016
(Millions)	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(2)	Interest expense	$2
Total		$(2)		$2

Year ended December 31, 2015
(Millions)	Location	Amount	Location	Amount
Interest rate swap contracts	Interest expense	$(2)	Interest expense	$2
Total		$(2)		$2

Gain (loss) on derivative and non-derivative instruments designated as net investment hedges
	Pretax Gain (Loss)
	Recognized as
	Cumulative Translation
	within Other	Ineffective Portion of Gain (Loss) on
	Comprehensive Income	Instrument and Amount Excluded
	on Effective Portion of	from Effectiveness Testing
Year ended December 31, 2017	Instrument	Recognized in Income
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$(667)	N/A	$—
Foreign currency forward contracts	(58)	Cost of sales	7
Total	$(725)		$7

Year ended December 31, 2016	Comprehensive Income	Instrument and Amount Excluded
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$215	N/A	$—
Foreign currency forward contracts	(9)	Cost of sales	(3)
Total	$206		$(3)

Year ended December 31, 2015
(Millions)	Amount	Location	Amount
Foreign currency denominated debt	$63	N/A	$—
Foreign currency forward contracts	143	Cost of sales	11
Total	$206		$11

Gain (loss) on derivative instruments not designated as hedging instruments

The location in the consolidated statements of income and amounts of gains and losses related to derivative instruments not designated as hedging instruments are as follows:

	Gain (Loss) on Derivative Recognized in Income
		Year ended	Year ended	Year ended
		December 31,	December 31,	December 31,
		2017	2016	2015
(Millions)	Location	Amount	Amount	Amount
Foreign currency forward/option contracts	Cost of sales	$11	$(14)	$5
Foreign currency forward contracts	Interest expense	(141)	9	82
Commodity price swap contracts	Cost of sales	—	—	(3)
Total		$(130)	$(5)	$84

Location and Fair Value of Derivative Instruments

	Gross	Assets		Liabilities
December 31, 2017	Notional		Fair		Fair
(Millions)	Amount	Location	Value Amount	Location	Value Amount
Derivatives designated as
hedging instruments
Foreign currency forward/option contracts	$2,204	Other current assets	$7	Other current liabilities	$109
Foreign currency forward/option contracts	1,392	Other assets	20	Other liabilities	56
Interest rate swap contracts	450	Other current assets	—	Other current liabilities	1
Interest rate swap contracts	1,503	Other assets	21	Other liabilities	6
Total derivatives designated as hedging instruments			$48		$172

Derivatives not designated as
hedging instruments
Foreign currency forward/option contracts	$4,974	Other current assets	$30	Other current liabilities	$25
Total derivatives not designated as hedging instruments			$30		$25

Total derivative instruments			$78		$197

	Gross	Assets		Liabilities
December 31, 2016	Notional		Fair		Fair
(Millions)	Amount	Location	Value Amount	Location	Value Amount
Derivatives designated as
hedging instruments
Foreign currency forward/option contracts	$2,160	Other current assets	$107	Other current liabilities	$9
Foreign currency forward/option contracts	1,459	Other assets	86	Other liabilities	3
Interest rate swap contracts	1,953	Other assets	25	Other current liabilities	1
Total derivatives designated as hedging instruments			$218		$13

Derivatives not designated as
hedging instruments
Foreign currency forward/option contracts	$5,655	Other current assets	$41	Other current liabilities	$82
Total derivatives not designated as hedging instruments			$41		$82

Total derivative instruments			$259		$95

Offsetting Assets

Offsetting of Financial Assets under Master Netting Agreements with Derivative Counterparties

Gross Amounts not Offset in the
Consolidated Balance Sheet that are Subject
	Gross Amount of	to Master Netting Agreements
	Derivative Assets	Gross Amount of
	Presented in the	Eligible Offsetting
December 31, 2017	Consolidated	Recognized	Cash Collateral	Net Amount of
(Millions)	Balance Sheet	Derivative Liabilities	Received	Derivative Assets
Derivatives subject to master netting agreements	$78	$27	$—	$51
Derivatives not subject to master netting agreements	—			—
Total	$78			$51

December 31, 2016
(Millions)
Derivatives subject to master netting agreements	$259	$39	$—	$220
Derivatives not subject to master netting agreements	—			—
Total	$259			$220

Offsetting Liabilities

Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties

Gross Amounts not Offset in the
Consolidated Balance Sheet that are Subject
	Gross Amount of	to Master Netting Agreements
	Derivative Liabilities	Gross Amount of
	Presented in the	Eligible Offsetting
December 31, 2017	Consolidated	Recognized	Cash Collateral	Net Amount of
(Millions)	Balance Sheet	Derivative Assets	Pledged	Derivative Liabilities
Derivatives subject to master netting agreements	$197	$27	$—	$170
Derivatives not subject to master netting agreements	—			—
Total	$197			$170

December 31, 2016
(Millions)
Derivatives subject to master netting agreements	$93	$39	$—	$54
Derivatives not subject to master netting agreements	2			2
Total	$95			$56